Derivatives and fair value measurements - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative asset, current	$ 18,941	$ 0
Derivative (liability), current	0	(839)
Derivative liability, non-current	(592)	(470)
Total, net	18,349	(1,309)
Fuel pricing contracts
Derivative [Line Items]
Derivative asset, current	18,941
Derivative (liability), current		(839)
Interest rate contracts
Derivative [Line Items]
Derivative liability, non-current	$ (592)	$ (470)